Consolidated Statements of Earnings (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues	$ 1,721,986	$ 1,582,271	$ 1,306,538
Cost of revenues (exclusive of depreciation and amortization shown below)	1,044,434	947,130	792,074
Selling, general and administrative expenses	502,480	509,849	429,566
Depreciation	21,611	20,484	19,136
Amortization of intangible assets	17,013	15,549	13,535
Acquisition-related items (note 5)	6,599	11,103	9,843
Spin-off stock-based compensation costs (note 15)	35,400
Spin-off transaction costs	14,065
Operating earnings	80,384	78,156	42,384
Interest expense, net	9,039	7,304	8,673
Other income, net (note 6)	(1,122)	(1,262)	(1,551)
Earnings before income tax	72,467	72,114	35,262
Income tax expense (note 16)	32,552	18,205	12,381
Net earnings from continuing operations	39,915	53,909	22,881
Net earnings (loss) from discontinued operations, net of income tax (note 4)	1,104	23,807	3,280
Net earnings	41,019	77,716	26,161
Non-controlling interest share of earnings	21,509	25,096	16,774
Non-controlling interest redemption increment (note 13)	(3,837)	9,304	27,426
Net earnings (loss) attributable to Company	23,347	43,316	(18,039)
Preferred share dividends			3,146
Net earnings (loss) attributable to common shareholders	$ 23,347	$ 43,316	$ (21,185)
Basic
Continuing operations (in Dollars per share)	$ 0.60	$ 0.54	$ (0.74)
Discontinued operations (in Dollars per share)	0.03	0.66	0.10
(in Dollars per share)	0.63	1.20	(0.64)
Diluted
Continuing operations (in Dollars per share)	0.59	0.54	(0.74)
Discontinued operations (in Dollars per share)	0.03	0.65	0.10
(in Dollars per share)	$ 0.62	$ 1.19	$ (0.64)